Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2025
Other Long-Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES

16. OTHER LONG-TERM LIABILITIES

As of December 31, 2024 and 2025, other long-term liabilities of RMB 120,975,955 and RMB 117,513,512 (USD 16,804,209), respectively, are mainly comprised of deposits from franchisees.